Income Taxes - Schedule of Comprehensive Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
(Loss) income before income taxes	$ (3,622,848)	$ 3,140,592
Current income tax expense	(24,141)	(34,970)
Deferred income tax recovery (expense)	186,571	(190,963)
Recovery of (provision for) income taxes	162,430	(225,933)
Domestic
Income Tax Examination [Line Items]
(Loss) income before income taxes	(2,552,766)	1,920,503
Current income tax expense	(508)	(1,815)
Deferred income tax recovery (expense)	180,062	(191,589)
Foreign
Income Tax Examination [Line Items]
(Loss) income before income taxes	(1,070,082)	1,220,089
Current income tax expense	(23,633)	(33,155)
Deferred income tax recovery (expense)	$ 6,509	$ 626